Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock
Convertible Preferred Stock

4. Convertible Preferred Stock

On February 14, 2014, the Company entered into a Series B-2 Convertible Preferred Stock and Warrant Purchase Agreement (the "Series B-2 Purchase Agreement"), pursuant to which the Company was able to raise up to approximately $40.2 million through the issuance of (1) up to 655,000 shares of its Series B-2 convertible preferred stock ("Series B-2") and (2) warrants to acquire up to 718,201 shares of its common stock with an exercise price of $14.004 per share. In February and March 2014, the Company consummated closings under the Series B-2 Purchase Agreement, whereby, in exchange for aggregate gross proceeds to the Company of approximately $27.5 million, the Company issued an aggregate of 448,060 shares of Series B-2 and warrants to purchase up to a total of 491,293 shares of its common stock.

The rights, preferences, and privileges of the Series B convertible preferred stock ("Series B"), Series B-2 convertible preferred stock ("Series B-2"), the Series A-1 convertible preferred stock ("Series A-1"), Series A-2 convertible preferred stock ("Series A-2"), Series A-3 convertible preferred stock ("Series A-3"), Series A-4 convertible preferred stock ("Series A-4"), Series A-5 convertible preferred stock ("Series A-5") and Series A-6 convertible preferred stock ("Series A-6") (the Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6, collectively, the "Series A Preferred Stock") as of March 31, 2014, are set forth below, and reflect the reverse stock split of the Company's common stock effected on April 24, 2014, as previously discussed.

Conversion — Any holder of the Company's Preferred Stock has the right, at any time or from time to time, to convert any or all of its shares of Preferred Stock into fully paid and non-assessable shares of the Company's common stock for each share of preferred stock converted based upon the then in effect Conversion Price ("Conversion Feature"). If the Company issues or sells any shares of its Common Stock (as defined by the Company's certificate of incorporation) or options to purchase or other rights to subscribe for such convertible or exchangeable securities, in each case other than Excluded Stock (as defined by the Company's certificate of incorporation), for a consideration per share less than the then in effect conversion price ("Dilutive Issuance") of the Company's Series A-1, A-2, A-3, B, or B-2 preferred stock, respectively, the Conversion Price for such series in effect immediately prior to each such Dilutive Issuance shall automatically be reduced in accordance with the provisions set forth in the Certificate of Designations. Upon issuance of each series of the Company's Preferred Stock, the respective Conversion Prices were greater than the fair value of the Company's common stock at the respective commitment dates. Therefore, the Conversion Feature was not considered to be a beneficial conversion feature that would require the Company to record a deemed dividend on the Preferred Stock. Each holder of Series B and Series B-2 shares has the right, at their option at any time, to convert any such shares of preferred stock into such number of fully paid shares of common stock as is determined by dividing the original purchase price of $61.42 by the conversion price ("Series B Optional Conversion"). The conversion price of the Series B and Series B-2 as of March 31, 2014 was $14.004 per share (the "Series B Conversion Price"), which represents a conversion ratio of one share of Series B or Series B-2 into approximately 4.386 shares of common stock.

Each holder of Series A-1, Series A-2 and Series A-3 has the right, at their option at any time, to convert any such shares of preferred stock into such number of fully paid shares of common stock as is determined by dividing the original purchase price of $81.42 by the conversion price ("Optional Conversion"). The original conversion price of the Series A-1, Series A-2 and Series A-3 was $18.564 per share (the "Conversion Price"), which represented a conversion ratio of one share of Series A-1, Series A-2 or Series A-3 into approximately 4.386 shares of common stock. The issuance of the Series B in April and May of 2013 and the Series B-2 in February and March of 2014 resulted in an adjustment to the Conversion Price of the Series A-1, Series A-2 and Series A-3 (the "Anti-Dilution Adjustment"). As a result of the Anti-Dilution Adjustment, the conversion price of each share of Series A-1, Series A-2 and Series A-3 was reduced to $16.970, which represents a conversion ratio of one share of Series A-1, Series A-2 or Series A-3 into approximately 4.798 shares of common stock. This reduction of the Conversion Price did not create a beneficial conversion feature that would require the Company to record a deemed dividend on the Series A-1, Series A-2 or Series A-3 preferred stock.

Each holder of Series A-4, Series A-5 and Series A-6 has the right, at their option at any time, to convert any such shares of preferred stock into such number of fully paid shares of common stock as is determined by dividing the original purchase price of $81.42 by the conversion price. The Conversion Price of the Series A-4, Series A-5 and Series A-6 as of March 31, 2014 was $18.564 per share, which represents a conversion ratio of one share of Series A-4, Series A-5 or Series A-6 into approximately 4.386 shares of common stock.

Upon an optional conversion, the holders of the converted Series B-2, Series B and Series A Preferred Stock are entitled to payment of all accrued, whether or not declared, but unpaid dividends in shares of the common stock of the Company at the then effective Conversion Price.

Each share of the Series B, Series B-2 and Series A Preferred Stock is automatically convertible into fully paid and non-assessable shares of common stock at the applicable conversion price (as described above) in effect upon, in the case of the Series A and Series B Preferred Stock, upon (1) a vote of the holders of at least 70% of the outstanding shares of Series B, Series B-2, Series A-1, Series A-2 and Series A-3 to convert all shares of Series B, Series B-2 and Series A Preferred Stock or (2) the common stock becoming listed for trading on a national stock exchange, and in the case of the Series B-2 Preferred Stock, upon (1) a vote of the holders of at least 70% of the outstanding shares of Series B-2 to convert all shares of Series B-2 Preferred Stock, (2) the closing of a firm commitment underwritten public offering on or prior to June 30, 2014 or (3) after June 30, 2014, the common stock becoming listed for trading on a national stock exchange ("Special Mandatory Conversion"). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares of common stock (calculated based on the then effective conversion price) at the discretion of the Company's Board of Directors.

In the event of a conversion upon the closing of a firm commitment underwritten public offering on or prior to June 30, 2014 in which the public offering price per share is less than the Series B-2 Conversion Price, then the Series B-2 Conversion Price will automatically be reduced to the price equal to the public offering price.

Redemption — Unless redemption is waived by a requisite stockholder vote or consent, the shares of Series B, Series B-2 and Series A Preferred Stock are automatically redeemable upon an event of sale of the Company. The shares of Series B, Series B-2 and Series A Preferred Stock are not redeemable at the option of the holder.

Dividends — Holders of shares of Series B and Series B-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series B and Series B-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of Series B and Series B-2 are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of Series B and Series B-2, holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of Series B, Series B-2 and Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of Series B, Series B-2, Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series A-3. Dividends are payable, as accrued, upon liquidation, event of sale and conversion to common stock, as described above. The holders of shares of Series A-3 are also entitled to dividends declared or paid on any shares of common stock.

Without regard to the payment of required dividends to the holders of Series B, Series B-2, Series A-1, Series A-2 and Series A-3, holders of Series A-5 are entitled to receive the Series A-5 Special Accruing Dividend (as defined in the Company's certificate of incorporation) paid in shares of Series A-6 as described in note 7. Dividends are payable, as accrued, upon liquidation, event of sale and conversion to common stock, as described above. The holders of shares of Series A-5 are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of Series B, Series B-2, Series A-1, Series A-2, Series A-3 and Series A-5, holders of Series A-4 and Series A-6 are entitled to receive, when, if and as declared by the Board of Directors, dividends on any shares of Series A-4 Stock or Series A-6 Stock, as the case may be, out of funds legally available for that purpose, at a rate to be determined by the Board of Directors if and when they may so declare any dividend on the Series A-4 Stock or A-6 Stock, as the case may be. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of Series A-4 and Series A-6 are also entitled to dividends declared or paid on any shares of common stock.

Dividends on the Company's Preferred Stock are payable, at the sole discretion of the Board of Directors, in cash or in shares of the Company's common stock at the current market price of shares of common stock, when and if declared by the Board of Directors and upon liquidation or an event of sale. All accrued but unpaid dividends on Series B, Series B-2 and Series A Preferred Stock will be paid in cash or shares of common stock, at the then effective Conversion Price of shares of Series B, Series B-2 and Series A Preferred Stock, upon a Special Mandatory Conversion (as defined in the Company's certificate of incorporation). Upon Optional Conversion, dividends are payable in shares of common stock at the then effective conversion price of shares of Preferred Stock.

As of March 31, 2014, the Company had accrued dividends of $3.2 million, $0.3 million, $16.8 million, $19.8 million and $2.9 million on Series B, Series B-2, Series A-1, Series A-2 and Series A-3, respectively.

Voting — The holders of Series B, Series B-2 and Series A Preferred Stock are entitled to vote together with the holders of the common stock as one class on an as-if converted basis. In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company's Board of Directors.

Liquidation — The shares of Series B and Series B-2 rank equally to other shares of Series B and Series B-2, and rank senior to the Series A-1 and all other classes of Series A Preferred Stock. The shares of Series A-1 rank senior to all other classes of Series A Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6. Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company's common stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of Series B and Series B-2 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A Preferred Stock. Payment to the holders of Series B shall consist of two (2) times the original purchase price of $61.42, plus all accrued but unpaid dividends. Payment to the holders of Series B-2 shall consist of one and a half (1.5) times the original purchase price of $61.42, plus all accrued but unpaid dividends. After such distribution to the holders of Series B and Series B-2, the holders of Series A-1 will be entitled to be paid out of the remaining assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6. Payment to the holders of Series A-1 shall consist of the original purchase price of $81.42, plus all accrued but unpaid dividends. After the distribution to the holders of Series A-1, the holders of Series A-2 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6, will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1, Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series B, the assets will be distributed ratably among the holders of Series B in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the Series B, Series B-2 and Series A Preferred Stock, the holders of the Series B, Series B-2 and Series A-1, Series A-2 and Series A-3 shall participate in the distribution of the remaining assets with the holders of the Company's common stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company's Amended Certificate of Incorporation), the Company shall redeem all of the shares of Series B, Series B-2 and Series A Preferred Stock then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each holder of the Preferred Stock if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

9. Convertible Preferred Stock

On April 23, 2013, the Company entered into a Series B Convertible Preferred Stock and Warrant Purchase Agreement (the "Series B Purchase Agreement"), pursuant to which the Company could raise, at any time on or prior to May 10, 2013, up to approximately $60.0 million through the issuance of (1) up to 980,000 shares of its new Series B preferred stock (the "New Series B") and (2) warrants to acquire up to 1,074,561 shares of its common stock with an exercise price of $14.004 per share. On April 23, 2013, the Company consummated a first closing under the Series B Purchase Agreement, whereby in exchange for aggregate proceeds of approximately $43.0 million, it issued 700,098 shares of New Series B and warrants to purchase up to a total of 767,651 shares of its common stock. On May 10, 2013, the Company consummated a second closing under the Series B Purchase Agreement, whereby in exchange for aggregate proceeds of approximately $0.1 million, it issued 1,137 shares of New Series B and warrants to purchase up to a total of 1,246 shares of its common stock.

The rights, preferences, and privileges of the New Series B and the Series A-1 Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 (the Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6, collectively, the "Series A Preferred Stock") as of December 31, 2013, are set forth below.

Conversion — Any holder of the Company's preferred stock has the right, at any time or from time to time, to convert any or all of its shares of preferred stock into fully paid and non-assessable shares of the Company's common stock for each share of preferred stock converted based upon the then in effect Conversion Price ("Conversion Feature"). If the Company issues or sells any shares of its Common Stock (as defined by the Certificate of Designations) or options to purchase or other rights to subscribe for such convertible or exchangeable securities, in each case other than Excluded Stock, for a consideration per share less than the then in effect conversion price ("Dilutive Issuance") of each of the Company's Series B, B-2, A-1, A-2 or A-3 preferred stock, respectively, the Conversion Price for such series in effect immediately prior to each such Dilutive Issuance shall automatically be reduced in accordance with the provisions set forth in the Certificate of Designations. Upon issuance of each series of the Company's preferred stock, the respective Conversion Prices were greater than the fair value of the Company's common stock at the respective commitment dates. Therefore, the Conversion Feature was not considered to be a beneficial conversion feature that would require the Company to record a deemed dividend on the preferred stock. Each holder of New Series B Shares has the right, at their option at any time, to convert any such shares of New Series B into such number of fully paid shares of common stock as is determined by dividing the original purchase price of $61.42 by the conversion price ("New Series B Optional Conversion"). The conversion price of the New Series B as of December 31, 2013 was $14.004 per share (the "New Series B Conversion Price"), which represents a conversion ratio of one share of New Series B into 4.386 shares of common stock.

Each holder of Series A-1, Series A-2 and Series A-3 has the right, at their option at any time, to convert any such shares of preferred stock into such number of fully paid shares of common stock as is determined by dividing the original purchase price of $81.42 by the conversion price ("Optional Conversion"). The original conversion price of the Series A-1, Series A-2 and Series A-3 was $18.564 per share (the "Conversion Price"), which represented a conversion ratio of one share of Series A-1, Series A-2 or Series A-3 into 4.386 shares of common stock. The issuance of the New Series B Shares and accompanying warrants under the Series B Purchase Agreement resulted in an adjustment to the Conversion Price of the Series A-1, Series A-2 and Series A-3 (the "Anti-Dilution Adjustment"). As a result of the Anti-Dilution Adjustment, the effective Conversion Price as of December 31, 2013 of each share of Series A-1, Series A-2 and Series A-3 was reduced to $17.390, which represents a conversion ratio of one share of Series A-1, Series A-2 or Series A-3 into 4.682 shares of common stock. This reduction of the Conversion Price did not create a beneficial conversion feature that would require the Company to record a deemed dividend on the Series A-1, Series A-2 and Series A-3 preferred stock.

Each holder of Series A-4, Series A-5 and Series A-6 has the right, at their option at any time, to convert any such shares of preferred stock into such number of fully paid shares of common stock as is determined by dividing the original purchase price of $81.42 by the conversion price. The conversion price of the Series A-4, Series A-5 and Series A-6 as of December 31, 2013 was $18.564 per share, which represents a conversion ratio of one share of Series A-4, Series A-5 or Series A-6 into 4.386 shares of common stock.

Upon an optional conversion, the holders of the converted New Series B and Series A Preferred Stock are entitled to payment of all accrued, whether or not declared, but unpaid dividends in shares of the common stock of the Company at the then effective conversion price.

Each share of the New Series B and Series A Preferred Stock is automatically convertible into fully paid and non-assessable shares of common stock at the applicable conversion price (as described above) in effect upon (1) a vote of the holders of at least 70% of the outstanding shares of New Series B, Series A-1, Series A-2 and Series A-3 to convert all shares of New Series B and Series A Preferred Stock or (2) the common stock becoming listed for trading on a national stock exchange ("Special Mandatory Conversion"). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares of common stock (calculated based on the then effective conversion price) at the discretion of the Company's Board of Directors.

Redemption — Unless redemption is waived by a requisite stockholder vote or consent, the shares of New Series B and Series A Preferred Stock are automatically redeemable upon an event of sale of the Company. The shares of New Series B and Series A Preferred Stock are not redeemable at the option of the holder.

Dividends — Holders of shares of New Series B are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of New Series B. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of New Series B are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of New Series B, holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of New Series B and Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of New Series B, Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series A-3. Dividends are payable, as accrued, upon liquidation, event of sale and conversion to common stock, as described above. The holders of shares of Series A-3 are also entitled to dividends declared or paid on any shares of common stock.

Without regard to the payment of required dividends to the holders of New Series B, Series A-1, Series A-2 and Series A-3, holders of Series A-5 are entitled to receive the Series A-5 Special Accruing Dividend (as defined in the Company's certificate of incorporation) paid in shares of Series A-6 as described in note 8. Dividends are payable, as accrued, upon liquidation, event of sale and conversion to common stock, as described above. The holders of shares of Series A-5 are also entitled to dividends declared or paid on any shares of common stock.

Following payment in full of required dividends to the holders of New Series B, Series A-1, Series A-2, Series A-3 and Series A-5, holders of Series A-4 and Series A-6 are entitled to receive, when, if and as declared by the Board of Directors, dividends on any shares of Series A-4 Stock or Series A-6 Stock, as the case may be, out of funds legally available for that purpose, at a rate to be determined by the Board of Directors if and when they may so declare any dividend on the Series A-4 Stock or A-6 Stock, as the case may be. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, as described above. The holders of shares of Series A-4 and Series A-6 are also entitled to dividends declared or paid on any shares of common stock.

Dividends on the Company's preferred stock are payable, at the sole discretion of the Board of Directors, in cash or in shares of the Company's common stock at the current market price of shares of common stock, when and if declared by the Board of Directors and upon liquidation or an event of sale. All accrued but unpaid dividends on New Series B and Series A Preferred Stock will be paid in cash or shares of common stock, at the then effective Conversion Price of shares of New Series B and Series A Preferred Stock, upon a Special Mandatory Conversion (as defined in the Company's certificate of incorporation). Upon Optional Conversion, dividends are payable in shares of the common stock at the then effective conversion price of shares of preferred stock.

As of December 31, 2013, the Company had accrued dividends of $2.4 million, $15.0 million, $18.0 million and $2.6 million on New Series B, Series A-1, Series A-2 and Series A-3, respectively.

Voting — The holders of New Series B and Series A Preferred Stock are entitled to vote together with the holders of the common stock as one class on an as-if converted basis. In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company's Board of Directors.

Liquidation — The shares of New Series B rank senior to the Series A-1 and all other classes of Series A Preferred Stock. The shares of Series A-1 rank senior to all other classes of Series A Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6. Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company's common stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of New Series B are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A Preferred Stock. Payment to the holders of New Series B shall consist of two (2) times the original purchase price of $61.42, plus all accrued but unpaid dividends. After such distribution to the holders of New Series B, the holders of Series A-1 will be entitled to be paid out of the remaining assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6. Payment to the holders of Series A-1 shall consist of the original purchase price of $81.42, plus all accrued but unpaid dividends. After the distribution to the holders of Series A-1, the holders of Series A-2 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6, will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1, Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of New Series B, the assets will be distributed ratably among the holders of New Series B in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the New Series B and Series A Preferred Stock, the holders of the New Series B and Series A-1, Series A-2 and Series A-3 shall participate in the distribution of the remaining assets with the holders of the Company's common stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company's Amended Certificate of Incorporation), the Company shall redeem all of the shares of New Series B and Series A Preferred Stock then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each holder of the Preferred Stock if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.